Derivative Warrants Liability (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 30, 2017
Derivative Warrants Liability (Textual)
Proceeds from warrants			$ 244,446	$ 168,035
Estimated fair value of warrant liability		1,063,745	259,716
Exercised warrants into shares of common stock		1,063,100
Inducement related to warrants exercised		166,500
Fair value of warrants exercised		$ 297,200
Derivative warrant liabilities, description		The Company recalculated the value of warrants by applying a +/- 5% changes to the input variables in the Black-Scholes model that vary overtime, namely, the volatility and the risk-free rate. A 5.0% decrease in volatility would decrease the value of the warrants by $52,072; a 5.0% increase in volatility would increase the value of the warrants to $52,066. A 5.0% decrease or increase in the risk-free rate would not have materially changed the value of the warrants; the value of the warrants is not strongly correlated with small changes in interest rates.
Warrant [Member]
Derivative Warrants Liability (Textual)
Fair value warrants issued			4,518,406	3,106,000
Exercise price of warrants		$ 0.59
Exercised warrants into shares of common stock	$ 666,000
Exercised warrants into shares of common stock, share	1,665,000
Minimum [Member]
Derivative Warrants Liability (Textual)
Exercise price of warrants					$ 0.4
Maximum [Member]
Derivative Warrants Liability (Textual)
Exercise price of warrants					$ 0.5